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                      PRUDENTIAL EUROPE GROWTH FUND, INC.
                        Gateway Center Three, 4th Floor
                              100 Mulberry Street
                         Newark, New Jersey 07102-4077


                                  July 2, 2001



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Prudential Europe Growth Fund, Inc.
          1933 Act File No.: 33-53151
          1940 Act File No.: 811-7167

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectus and statement of additional information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, which was electronically filed with the Commission on June 29, 2001.

     If you have any questions concerning this filing, please contact Jonathan
D. Shain at (973) 802-6469.

                                                Very truly yours,


                                                /s/ Jonathan D. Shain
                                                ---------------------
                                                Jonathan D. Shain
                                                Secretary